UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LLC
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     February 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $522,573 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSONS INC                 COM              013104104     5129   240249 SH       SOLE                   240249        0        0
ALTRIA GROUP INC               COM              02209S103    29630  3055100 SH  CALL SOLE                        0        0        0
AMERICAN TOWER CORP            CL A             029912201     2337   278200 SH  CALL SOLE                        0        0        0
AMR CORP                       COM              001765106     2534   113983 SH       SOLE                   113983        0        0
AMR CORP                       COM              001765106     5084   767400 SH  CALL SOLE                        0        0        0
ARDEN RLTY INC                 COM              039793104     6274   139950 SH       SOLE                   139950        0        0
BOWATER INC                    COM              102183100     2775   602700 SH  PUT  SOLE                   602700        0        0
BOWATER INC                    COM              102183100     9921   322943 SH       SOLE                   322943        0        0
BOWATER INC                    COM              102183100     1080   162400 SH  CALL SOLE                        0        0        0
CALLAWAY GOLF CO               COM              131193104     1283    92672 SH       SOLE                    92672        0        0
CAREER EDUCATION CORP          COM              141665109      989    29324 SH       SOLE                    29324        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     1112    20794 SH       SOLE                    20794        0        0
CENDANT CORP                   COM              151313103     1835   106362 SH       SOLE                   106362        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101     4395   359322 SH       SOLE                   359322        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101      371   115900 SH  PUT  SOLE                   115900        0        0
CONTINENTAL AIRLS INC          CL B             210795308     1279   209700 SH  CALL SOLE                        0        0        0
DYNEGY INC NEW                 CL A             26816Q101      245    50595 SH       SOLE                    50595        0        0
DYNEGY INC NEW                 CL A             26816Q101      217   579600 SH  PUT  SOLE                   579600        0        0
EASTMAN KODAK CO               COM              277461109      320   185500 SH  CALL SOLE                        0        0        0
EASTMAN KODAK CO               COM              277461109     1105   440800 SH  PUT  SOLE                        0        0   440800
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     1228    45211 SH       SOLE                    45211        0        0
EL PASO CORP                   COM              28336L109      292    92700 SH  CALL SOLE                        0        0        0
EL PASO CORP                   COM              28336L109      205   315300 SH  PUT  SOLE                        0        0   315300
ELAN PLC                       ADR              284131208      258    18548 SH       SOLE                    18548        0        0
ELAN PLC                       ADR              284131208      843   180800 SH  CALL SOLE                        0        0        0
ELAN PLC                       ADR              284131208      359   115900 SH  PUT  SOLE                   115900        0        0
FAIR ISAAC CORP                COM              303250104    12946   293097 SH       SOLE                   293097        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     5677    91773 SH       SOLE                    91773        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857      616   179200 SH  PUT  SOLE                   179200        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    29856   554948 SH       SOLE                   554948        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857      211    23100 SH  CALL SOLE                        0        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101      589    92700 SH  CALL SOLE                        0        0        0
GUIDANT CORP                   COM              401698105    56282   869220 SH       SOLE                   869220        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    13040   162049 SH       SOLE                   162049        0        0
INDEPENDENCE CMNTY BK CORP     COM              453414104    21151   532356 SH       SOLE                   532356        0        0
INTL PAPER CO                  COM              460146103     2568    76417 SH       SOLE                    76417        0        0
IVAX CORP                      COM              465823102    55112  1759094 SH       SOLE                  1759094        0        0
LA QUINTA CORP                 PAIRED CTF       50419U202    16530  1483840 SH       SOLE                  1483840        0        0
LUCENT TECHNOLOGIES INC        COM              549463107       29  1159400 SH  PUT  SOLE                        0        0  1159400
LUCENT TECHNOLOGIES INC        COM              549463107      412  3941600 SH  CALL SOLE                        0        0        0
MAXTOR CORP                    COM NEW          577729205    14569  2099250 SH       SOLE                  2099250        0        0
MAYTAG CORP                    COM              578592107     5236   278220 SH       SOLE                   278220        0        0
MBNA CORP                      COM              55262L100    77323  2838425 SH       SOLE                  2838425        0        0
MCAFEE INC                     COM              579064106     1297    47821 SH       SOLE                    47821        0        0
MCI INC                        COM              552691107     3202   162295 SH       SOLE                   162295        0        0
MONSANTO CO NEW                COM              61166W101     5479    70664 SH       SOLE                    70664        0        0
NEWMONT MINING CORP            COM              651639106     8359   156529 SH       SOLE                   156529        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     7750  2532812 SH       SOLE                  2532812        0        0
NTL INC DEL                    COM              62940M104     3867    56803 SH       SOLE                    56803        0        0
OWENS ILL INC                  COM NEW          690768403     4985   236929 SH       SOLE                   236929        0        0
PANAMSAT HLDG CORP             COM              69831Y105    19588   799512 SH       SOLE                   799512        0        0
PLACER DOME INC                COM              725906101    11345   494771 SH       SOLE                   494771        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     1542  1391100 SH  CALL SOLE                        0        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109      233   116600 SH  PUT  SOLE                        0        0   116600
RELIANT ENERGY INC             COM              75952B105      605    58613 SH       SOLE                    58613        0        0
RELIANT ENERGY INC             COM              75952B105     1011   510600 SH  PUT  SOLE                   510600        0        0
RENAL CARE GROUP INC           COM              759930100     7550   159590 SH       SOLE                   159590        0        0
REYNOLDS AMERICAN INC          COM              761713106     1868    19600 SH       SOLE                    19600        0        0
SABRE HLDGS CORP               CL A             785905100      788   185500 SH  CALL SOLE                        0        0        0
SCIENTIFIC ATLANTA INC         COM              808655104     3994    92743 SH       SOLE                    92743        0        0
SERENA SOFTWARE INC            COM              817492101     1087    46370 SH       SOLE                    46370        0        0
SHURGARD STORAGE CTRS INC      COM              82567D104     1315    23185 SH       SOLE                    23185        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103      649   463700 SH  CALL SOLE                        0        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103      652   347800 SH  PUT  SOLE                        0        0   347800
SIX FLAGS INC                  COM              83001P109     5363   695550 SH       SOLE                   695550        0        0
SMUCKER J M CO                 COM NEW          832696405     5626   127864 SH       SOLE                   127864        0        0
SYMANTEC CORP                  COM              871503108     1576    90038 SH       SOLE                    90038        0        0
TD BANKNORTH INC               COM              87235A101     3854   132661 SH       SOLE                   132661        0        0
TENET HEALTHCARE CORP          COM              88033G100     3007   392607 SH       SOLE                   392607        0        0
TENET HEALTHCARE CORP          COM              88033G100     2049   556400 SH  PUT  SOLE                   556400        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      927    21554 SH       SOLE                    21554        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509     3354    63650 SH       SOLE                    63650        0        0
UNISYS CORP                    COM              909214108     4478   768165 SH       SOLE                   768165        0        0
UNITED RENTALS INC             COM              911363109      427    69500 SH  CALL SOLE                        0        0        0
VERIZON COMMUNICATIONS         COM              92343V104      698    23185 SH       SOLE                    23185        0        0
YAHOO INC                      COM              984332106    10801   275676 SH       SOLE                   275676        0        0